Other Intangible Assets (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2015	Jul. 02, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 356	$ 353	$ 209
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			356
Finite-Lived Intangible Assets, Amortization Expense, Year Two			356
Finite-Lived Intangible Assets, Amortization Expense, Year Three			356
Finite-Lived Intangible Assets, Amortization Expense, Year Four			356
Finite-Lived Intangible Assets, Amortization Expense, Year Five			356
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross			10,635	10,633
Finite-Lived Intangible Assets, Accumulated Amortization			$ (1,019)	$ (663)
Access Midstream Partners Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension		17 years
Eagle Ford Gathering System [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	10 years